Equity Equity (Narrative)(Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering		5,250,000
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering	5,250,000
Price per common limited partner unit	$ 75.50
Proceeds from public offering, net of underwriting discounts	$ 384.5